23. Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 6,212,384	$ 6,254,098	$ 5,963,378	$ 5,818,254	$ 5,848,970	$ 5,939,735	$ 5,751,184	$ 5,866,800	$ 24,248,114	$ 23,406,689
Interest expense	667,299	691,743	676,995	663,262	613,362	632,470	672,304	727,514	2,699,299	2,645,650
Provision for loan losses	100,000	150,000	150,000	100,000	135,000	75,000	150,000	150,000	500,000	510,000
Non-interest income	1,461,829	1,483,520	1,318,699	1,237,851	1,332,892	1,299,995	1,304,481	1,212,787	5,501,899	5,150,155
Non-interest expense	4,994,550	4,790,503	4,675,180	4,682,291	4,802,530	4,531,874	4,779,840	4,696,729	19,142,524	18,810,973
Net income	$ 1,503,685	$ 1,515,900	$ 1,295,199	$ 1,169,494	$ 1,198,224	$ 1,439,822	$ 1,077,704	$ 1,109,841	$ 5,484,278	$ 4,825,591
Earnings per common share	$ 0.29	$ 0.3	$ 0.25	$ 0.23	$ 0.24	$ 0.29	$ 0.21	$ 0.22	$ 1.07	$ 0.96